GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance As Of Beginning Of Year Abstract
Goodwill, net	$ 690	$ 746
Goodwill acquired during the year	0	146
Impairment losses	0	(139)	$ 0
Exchange rate effect	(44)	(63)
Balance as of the end of the year:
Balance as of the end of the year	$ 646	$ 690	$ 746